Cash And Cash Equivalents And Short-Term Bank Deposits - Additional Information (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 USD ($)
Disclosure Of Cash And Cash Equivalents [Line Items]
Short term deposits not classified as cash equivalents	$ 157,631	$ 0
Interest on cash and cash equivalents and short term deposits not classified as cash and cash equivalents	7,115	1,336
Interest on cash and cash equivalents	4,484
Interest on short term deposits not classified as cash and cash equivalents	2,631
Cash and cash equivalents	194,471	510,607					$ 148,070
Not later than one month [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short term deposits not classified as cash equivalents excluding accrued interest	25,000
Later than one month and not later than three months [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short term deposits not classified as cash equivalents excluding accrued interest	50,000
Later than six months and not later than one year [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short term deposits not classified as cash equivalents excluding accrued interest	55,000
Later than three months and not later than four months [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short term deposits not classified as cash equivalents excluding accrued interest	25,000
Later than one year and not later than two years [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Interest on cash and cash equivalents and short term deposits not classified as cash and cash equivalents	7,115
Canadian Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents			$ 2,010		$ 4,393
US Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 192,116	$ 506,214
Argentina, Pesos
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents				$ 345		$ 0
Bottom of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on cash	3.00%		3.00%	3.00%
Percentage of interest on short term bank deposits		3.00%			3.00%	3.00%
Top of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on cash	4.00%		4.00%	4.00%
Percentage of interest on short term bank deposits		4.50%			4.50%	4.50%